Exhibit 99.15

Client Name:
Client Project Name:	DRMT 2026-INV3
Start - End Dates:	1/23/2026 - 4/1/2026
Deal Loan Count:	5

Conditions Report 2.0

Loans in Report:	5
Loans with Conditions:	0

Loan Number	Pretium Loan ID	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	Condition Sub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
XXXXXX	6436107	XXXXXX	GA	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFS1742: Consumer credit history exceeds guidelines
- Clayton Comments:  Borrower has 0x30 for 99 months.

CFCFS5269: Minimal use of credit
- Clayton Comments:  Minimal usage of available revolving credit lines @ 11.60%

CFCFS1740: Mortgage payment history exceeds guidelines
- Clayton Comments:  Borrowers have52 months mortgage payment history 0x30.

XXXXXX	6436147	XXXXXX	FL	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  737 FICO exceeds guideline score of 680

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Verified cash reserves of 16.28 months PITIA exceed the required 6 months

XXXXXX	6537811	XXXXXX	CO	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  787 Credit score exceeds guidelines of 660.

CFCFS1736: Significant time at current residence
- Clayton Comments:  Significant time at current residence, 10 years, 11 months.

XXXXXX	6494762	XXXXXX	MT	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score 780 is above guideline minimum of 660

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV 64.07% is below guideline maximum of 70%

CFCFS1740: Mortgage payment history exceeds guidelines
- Clayton Comments:  98 months paid as agreed

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Post close assets are$XXX or 11.89 months PITIA. Required PITIA reserves are 3 x $4,181.09 = $12,543.27

XXXXXX	6537812	XXXXXX	VA	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Post closing reserves are $36,238.31 or 6.19 months PITIA.Required reserve are $5,853.08 x 3 month = $17,559.24.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  774 Credit score exceeds guidelines of 660.